Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Tax
Current Tax	$ 17,315,158	$ 20,666,134	$ 30,016,855
Deferred Tax
Deferred taxes	(20,039,088)	(7,969,900)	(10,092,774)
Income tax expense (gain)	(2,723,930)	12,696,234	19,924,081
PRC
Current Tax
Current Tax	17,257,121	18,153,060	29,967,894
Deferred Tax
Deferred taxes	(20,039,088)	(7,969,900)	(10,092,774)
Other
Current Tax
Current Tax	$ 58,037	$ 2,513,074	$ 48,961